Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans
Components of the plans' funded status reflected in the Consolidated Statements of Financial Position

	Pension benefits		Postretirement benefits
($ in millions)
	2011	2010	2011	2010
Fair value of plan assets	$4,675	$4,669	$—	$—
Less: Benefit obligation	5,831	5,545	716	628

Funded status	$(1,156)	$(876)	$(716)	$(628)

Items not yet recognized as a component of net periodic cost:
Net actuarial loss (gain)	$2,546	$2,311	$(211)	$(322)
Prior service credit	(3)	(5)	(152)	(175)

Unrecognized pension and other postretirement benefit cost, pre-tax	2,543	2,306	(363)	(497)
Deferred income tax	(890)	(807)	137	186

Unrecognized pension and other postretirement benefit cost	$1,653	$1,499	$(226)	$(311)

Change during the period in items not yet recognized as a component of net periodic cost

($ in millions)	Pension benefits	Postretirement benefits
Items not yet recognized as a component of net periodic cost – December 31, 2010	$2,306	$(497)
Net actuarial loss arising during the period	437	82
Net actuarial (loss) gain amortized to net periodic benefit cost	(200)	30
Prior service cost arising during the period	—	—
Prior service credit amortized to net periodic benefit cost	2	23
Translation adjustment and other	(2)	(1)

Items not yet recognized as a component of net periodic cost – December 31, 2011	$2,543	$(363)

Estimates of the net actuarial loss (gain) and prior service credit expected to be recognized as a component of net periodic benefit cost in next fiscal year

($ in millions)	Pension benefits	Postretirement benefits
Net actuarial loss (gain)	$178	$(21)
Prior service credit	(2)	(23)

Changes in benefit obligations for all plans

	Pension benefits		Postretirement benefits
($ in millions)
	2011	2010	2011	2010
Benefit obligation, beginning of year	$5,545	$5,233	$628	$666
Service cost	151	150	11	12
Interest cost	322	320	37	40
Participant contributions	1	1	20	22
Actuarial loss (gain)	337	239	82	(58)
Benefits paid (1)	(511)	(407)	(61)	(57)
Translation adjustment and other	(14)	9	(1)	3

Benefit obligation, end of year	$5,831	$5,545	$716	$628

(1)
Benefits paid include lump sum distributions, a portion of which may trigger settlement accounting treatment.

Components of net periodic cost

	Pension benefits			Postretirement benefits
($ in millions)
	2011	2010	2009	2011	2010	2009
Service cost	$151	$150	$125	$11	$12	$13
Interest cost	322	320	331	37	40	52
Expected return on plan assets	(367)	(331)	(398)	—	—	—
Amortization of:
Prior service credit	(2)	(2)	(3)	(23)	(22)	(6)
Net actuarial loss (gain)	154	160	15	(30)	(22)	(29)
Settlement loss	46	48	22	1	—	—

Net periodic cost (credit)	$304	$345	$92	$(4)	$8	$30

Weighted average assumptions used to determine for pension plans and postretirement benefits plans the net benefit cost and benefit obligation
	Pension benefits			Postretirement benefits
($ in millions)
	2011	2010	2009	2011	2010	2009
Discount rate	6.00%	6.25%	7.50%	6.00%	6.25%	6.50%
Rate of increase in compensation levels	4.0 - 4.5	4.0 - 4.5	4.0 - 4.5	n/a	n/a	n/a
Expected long-term rate of return on plan assets	8.5	8.5	8.5	n/a	n/a	n/a

	Pension benefits		Postretirement benefits
	2011	2010	2011	2010
Discount rate	5.25%	6.00%	5.25%	6.00%
Rate of increase in compensation levels	4.0 - 4.5	4.0 - 4.5	n/a	n/a

Change in pension plan assets

($ in millions)	2011	2010
Fair value of plan assets, beginning of year	$4,669	$4,127
Actual return on plan assets	267	496
Employer contribution	264	443
Benefits paid	(511)	(407)
Translation adjustment and other	(14)	10

Fair value of plan assets, end of year	$4,675	$4,669

Pension plans' target percentage of plan assets and the actual percentage of plan assets

	Target asset allocation	Actual percentage of plan assets
Asset category	2011	2011	2010
U.S. equity securities	25 - 33%	19%	25%
International equity securities	17 - 23	24	18
Fixed income securities	35 - 48	38	38
Real estate funds	3 - 7	4	4
Private equity funds	3 - 7	4	3
Hedge funds	6 - 9	7	8
Short-term investments and other	1 - 3	4	4

Total (1)		100%	100%

(1)
Securities lending collateral reinvestment is excluded from target and actual percentage of plan assets.

Fair values of pension plan assets

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2011
Assets
Equity securities:
U.S.	$11	$817	$64	$892
International	116	986	—	1,102
Fixed income securities:
U.S. government and agencies	634	120	—	754
Foreign government	—	26	—	26
Municipal	—	—	163	163
Corporate	—	869	9	878
RMBS	—	119	—	119
Short-term investments	33	494	—	527
Limited partnership interests:
Real estate funds (1)	—	—	192	192
Private equity funds (2)	—	—	186	186
Hedge funds (3)	—	—	324	324
Cash and cash equivalents	18	—	—	18
Free-standing derivatives:
Assets	1	2	—	3
Liabilities	(2)	(4)	—	(6)

Total plan assets at fair value	$811	$3,429	$938	5,178

% of total plan assets at fair value	15.7%	66.2%	18.1%	100.0%
Securities lending obligation (4)				(554)
Other net plan assets (5)				51

Total reported plan assets				$4,675

(1)
Real estate funds held by the pension plans are primarily invested in U.S. commercial real estate.
(2)
Private equity funds held by the pension plans are primarily comprised of North American buyout funds.
(3)
Hedge funds held by the pension plans primarily comprise fund of funds investments in diversified pools of capital across funds with underlying strategies such as convertible arbitrage, equity market neutral, fixed income arbitrage, global macro, commodity trading advisors, long short equity, short biased equity, and event driven.
(4)
The securities lending obligation represents the plan's obligation to return securities lending collateral received under a securities lending program. The terms of the program allow both the plan and the counterparty the right and ability to redeem/return the securities loaned on short notice. Due to its relatively short-term nature, the outstanding balance of the obligation approximates fair value.
(5)
Other net plan assets represent interest and dividends receivable and net receivables related to settlements of investment transactions, such as purchases and sales.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets
Equity securities:
U.S.	$922	$216	$6	$1,144
International	688	154	—	842
Fixed income securities:
U.S. government and agencies	722	71	—	793
Foreign government	—	14	—	14
Municipal	—	—	222	222
Corporate	—	836	10	846
RMBS	—	89	48	137
Short-term investments	89	574	—	663
Limited partnership interests:
Real estate funds	—	—	167	167
Private equity funds	—	—	166	166
Hedge funds	—	—	373	373
Cash and cash equivalents	33	—	—	33
Free-standing derivatives:
Assets	—	9	—	9
Liabilities	(2)	—	—	(2)

Total plan assets at fair value	$2,452	$1,963	$992	5,407

% of total plan assets at fair value	45.4%	36.3%	18.3%	100.0%
Securities lending obligation				(772)
Other net plan assets				34

Total reported plan assets				$4,669

Rollforward of Level 3 plan assets

		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2010	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2011
Assets
U. S. equity securities	$6	$—	$(2)	$60	$—	$64
Fixed income securities:
Municipal	222	—	1	(60)	—	163
Corporate	10	1	—	(2)	—	9
RMBS	48	(8)	8	(30)	(18)	—
Limited partnership interests:
Real estate funds	167	(1)	29	(3)	—	192
Private equity funds	166	1	22	(3)	—	186
Hedge funds	373	43	(48)	(44)	—	324

Total Level 3 plan assets	$992	$36	$10	$(82)	$(18)	$938

		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2009	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2010
Assets
U. S. equity securities	$4	$—	$2	$—	$—	$6
Fixed income securities:
Municipal	344	—	(2)	(114)	(6)	222
Corporate	10	—	—	—	—	10
RMBS	61	(10)	23	(26)	—	48
ABS	32	(1)	—	(31)	—	—
Limited partnership interests:
Real estate funds	135	(4)	3	33	—	167
Private equity funds	149	—	19	(2)	—	166
Hedge funds	368	(58)	73	(10)	—	373

Total Level 3 plan assets	$1,103	$(73)	$118	$(150)	$(6)	$992

		Actual return on plan assets:
($ in millions)	Balance as of January 1, 2009	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2009
Assets
U. S. equity securities	$5	$—	$(3)	$2	$—	$4
Fixed income securities:
Municipal	408	—	22	(48)	(38)	344
Corporate	10	2	—	17	(19)	10
RMBS	99	—	2	(40)	—	61
ABS	—	—	—	32	—	32
Limited partnership interests:
Real estate funds	142	—	(47)	40	—	135
Private equity funds	133	—	4	12	—	149
Hedge funds	341	10	37	(20)	—	368

Total Level 3 plan assets	$1,138	$12	$15	$(5)	$(57)	$1,103

Estimated future benefit payments expected to be paid

($ in millions)	Postretirement benefits
	Pension benefits	Gross benefit payments
2012	$310	$42
2013	319	43
2014	350	45
2015	362	47
2016	396	49
2017-2021	2,467	272

Total benefit payments	$4,204	$498

Schedule of ESOP benefit

($ in millions)	2011	2010	2009
Interest expense recognized by ESOP	$2	$2	$2
Less: dividends accrued on ESOP shares	(2)	(2)	(2)
Cost of shares allocated	2	2	2

Compensation expense	2	2	2
Reduction of defined contribution due to ESOP	9	11	22

ESOP benefit	$(7)	$(9)	$(20)